ICON Long/Short Fund

Portfolio of Investments (Unaudited)

6/30/2020

	Shares	Value
Common Stock (98.38%)

Consumer, Cyclical (14.82%)
Dollar General Corp	3,800	723,938
Lowe's Cos Inc	2,900	391,848
Magna International Inc	7,500	333,975
NIKE Inc	7,700	754,985
Total Consumer, Cyclical		2,204,746

Consumer, Non-Cyclical (10.44%)
Euronet Worldwide Inc*	4,561	437,035
Global Payments Inc	4,200	712,404
United Rentals Inc*	2,700	402,408
Total Consumer, Non-Cyclical		1,551,847

Energy (2.79%)
Baker Hughes Co	16,302	250,888
Marathon Petroleum Corp	4,400	164,472
Total Energy		415,360

Financial (28.79%)
Arthur J Gallagher & Co	5,800	565,442
Bank of America Corp	28,900	686,375
Mastercard Inc	5,500	1,626,349
Signature Bank/New York NY	6,000	641,520
Voya Financial Inc	16,300	760,395
Total Financial		4,280,081

Industrial (12.74%)
CSX Corp	12,700	885,698
Kansas City Southern	3,200	477,728
L3Harris Technologies Inc	1,300	220,571
Martin Marietta Materials Inc	1,500	309,855
Total Industrial		1,893,852

Technology (28.80%)
Adobe Inc*	700	304,717
Ebix Inc	13,500	301,860
EPAM Systems Inc*	3,400	856,834
Microsoft Corp	3,700	752,987
Qorvo Inc*	6,100	674,233
ServiceNow Inc*	1,900	769,614
Skyworks Solutions Inc	4,856	620,888
Total Technology		4,281,133

Total Common Stock (Cost $10,952,893)		14,627,019

Exchange-Traded Funds (1.67%)
DIREXION DLY S&P 500 BULL (Cost $184,041)	5,926	247,766

Total Investments (Cost $11,136,933) (100.05%)		14,874,785
Liabilities in Excess of Other Assets (-0.05%)		(7,483)
Net Assets (100.00%)		14,867,302

*	Non-income producing security.